SUMMARY OF FINANCIAL LIABILITIES BASED ON CONTRACTUAL UNDISCOUNTED PAYMENTS (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 8,641,189	$ 8,367,566
Related party payables		859,325
Total	8,641,189	9,226,891
Less than 3 months [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	1,063,716	587,947
Related party payables		108,272
Total	1,063,716	696,219
3 to 12 months [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	7,577,473	7,779,619
Related party payables		751,053
Total	$ 7,577,473	$ 8,530,672